SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2024
SEGMENT REPORTING
Summary of information by segment for continuing operations

	For the six months ended June 30,
	2023	2024
	US$	US$
Reportable segment revenues:
Data center	15,294	15,307
Cryptocurrency mining	11,590	9,092
Inter-segment[1]	(5,829)	(5,040)
Total segment and consolidated revenue	21,055	19,359
Reportable segment cost of revenue-exclusive depreciation and amortization:
Data center	(11,491)	(7,642)
Cryptocurrency mining	(8,809)	(6,621)
Inter-segment[1]	5,829	5,040
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(14,471)	(9,223)
Reportable segment cost of revenue-depreciation and amortization:
Data center	(1,183)	(1,321)
Cryptocurrency mining	(4,042)	(4,440)
Total segment and consolidated cost of revenue-depreciation and amortization	(5,225)	(5,761)
Total segment and consolidated cost	(19,696)	(14,984)
Reconciling items:
Operating expenses	(11,118)	(6,812)
Other operating income	—	7
Other operating expenses	(302)	(53)
Net gain on disposal of cryptocurrency assets	4,611	—
Impairment of cryptocurrency assets	(1,426)	—
Changes in fair value of cryptocurrency assets	—	1,974
Operating loss	(6,876)	(509)
Other income, net	541	138
Interest income	42	1
Gain from equity method investments	325	133
Gain from disposal of long-term investments	614	—
Changes in fair value of derivative instruments	275	103
Gain from short-term investments	—	155
Net (loss) income from continuing operations	(5,079)	21
[1]

The inter-segment eliminations mainly consist of data center revenue of US$5,829 and US$5,040 generated from data center services provided by data center segment to cryptocurrency mining segment for the six months ended June 30, 2023 and 2024, respectively, and corresponding data center services cost of US$5,829 and US$5,040 incurred by cryptocurrency mining segment for the six months ended June 30, 2023 and 2024, respectively, which have been eliminated upon consolidation.

Schedule of revenue from continuing operations by the geographical locations

	For the six months ended June 30,
Revenues	2023	2024
	US$	US$
Hong Kong	11,590	9,092
USA	15,294	15,307
Inter-segment	(5,829)	(5,040)
	21,055	19,359

Schedule of long-lived assets by geographical locations

Long-lived assets	As of December 31, 2023	As of June 30, 2024
	US$	US$
USA	25,400	19,842
Hong Kong	693	346
Mainland China	1,013	839
	27,106	21,027